Accounts payable and accrued liabilities - Summary of accounts payable and accrued liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Trade And Other Payables [Line Items]
Trade payables	$ 6,990	$ 12,886
Accrued liabilities and other payables	15,016	18,951
Salaries and benefits due to key management personnel	1,036	3,387
Employee salaries and benefits payable	3,053	1,298
Liability related to deferred stock unit plan	39	589
Accrued interest payable on convertible unsecured senior notes and Loan Facility	840	1,108
TaiMed milestone	1,497	2,846
Total	$ 28,471	$ 41,065